INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 44,100	$ 35,700
Impairment of inventory	(110)	(96)
Inventories pledged as security for liabilities	$ 7,100	$ 6,800